SEGMENT REPORTING - Schedule of information on reportable segments (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
SEGMENT REPORTING
Total	$ 1,756.3	$ 1,353.8	$ 4,465.1	$ 3,547.8
Total Adjusted Operating Profit of Reportable Segments	215.9	176.7	473.8	277.2
Adjustments:
Share-based payment expenses	(10.1)	(5.6)	(27.0)	(15.3)
Interest expense	(25.6)	(44.1)	(77.6)	(154.9)
Foreign currency exchange losses, net & other finance costs	5.9	(4.8)	16.5	(24.0)
Loss on debt extinguishment	0.0	0.0	0.0	14.3
Interest income	1.5	1.1	4.4	6.3
Income before tax	197.7	128.9	417.1	90.3
Operating segment
SEGMENT REPORTING
Total	111.1	70.0	265.5	191.8
Total Adjusted Operating Profit of Reportable Segments	312.9	218.1	666.6	420.0
Corporate
SEGMENT REPORTING
Total	7.7	1.2	12.4	4.7
Corporate expenses	(38.0)	(23.1)	(92.2)	(66.0)
Unallocated
SEGMENT REPORTING
Total	118.8	71.2	277.9	196.5
Adjustments:
Depreciation and amortization on PPA fair value step up	(40.5)	(10.8)	(62.0)	(32.2)
Restructuring expenses	(5.4)	(2.5)	(14.4)	(12.2)
Impairment losses on goodwill and intangible assets	(6.7)	0.0	(6.7)	0.0
Expenses related to transaction activities	(3.9)	(2.3)	(6.2)	(20.3)
Expenses related to certain legal proceedings	(0.8)	(1.4)	1.2	(1.4)
Share-based payment expenses	(1.7)	(1.3)	(12.5)	(10.7)
Interest expense	(25.6)	(44.1)	(77.6)	(154.9)
Foreign currency exchange losses, net & other finance costs	5.9	(4.8)	16.5	(24.0)
Loss on debt extinguishment	0.0	0.0	0.0	(14.3)
Interest income	1.5	1.1	4.4	6.3
Income before tax	197.7	128.9	417.1	90.3
Technical Apparel
SEGMENT REPORTING
Total	683.3	520.0	1,856.0	1,449.3
Technical Apparel | Operating segment
SEGMENT REPORTING
Total	41.8	33.9	116.4	89.5
Total Adjusted Operating Profit of Reportable Segments	129.6	104.0	358.2	279.1
Outdoor Performance
SEGMENT REPORTING
Total	723.5	533.6	1,639.6	1,241.2
Outdoor Performance | Operating segment
SEGMENT REPORTING
Total	60.5	27.4	120.2	77.9
Total Adjusted Operating Profit of Reportable Segments	156.9	93.4	252.1	106.3
Ball & Racquet Sports
SEGMENT REPORTING
Total	349.5	300.2	969.5	857.3
Ball & Racquet Sports | Operating segment
SEGMENT REPORTING
Total	8.8	8.7	28.9	24.4
Total Adjusted Operating Profit of Reportable Segments	$ 26.4	$ 20.7	$ 56.3	$ 34.6